Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2020 Portfolio

September 30, 2019

VIPIFF2020-QTLY-1119
1.822895.114

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.4%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	321,629	$10,816,390
VIP Equity-Income Portfolio Investor Class (a)	506,086	11,331,269
VIP Growth & Income Portfolio Investor Class (a)	640,691	12,929,140
VIP Growth Portfolio Investor Class (a)	156,492	11,064,001
VIP Mid Cap Portfolio Investor Class (a)	102,826	3,150,599
VIP Value Portfolio Investor Class (a)	569,367	8,318,458
VIP Value Strategies Portfolio Investor Class (a)	334,372	4,072,655
TOTAL DOMESTIC EQUITY FUNDS
(Cost $48,150,363)		61,682,512

International Equity Funds - 24.0%
VIP Emerging Markets Portfolio Investor Class (a)	1,679,743	19,451,423
VIP Overseas Portfolio Investor Class (a)	1,516,128	32,581,601
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $43,005,650)		52,033,024

Bond Funds - 39.2%
Fidelity Inflation-Protected Bond Index Fund (a)	1,463,245	14,910,464
Fidelity Long-Term Treasury Bond Index Fund (a)	372,545	5,539,743
VIP High Income Portfolio Investor Class (a)	786,682	4,326,751
VIP Investment Grade Bond Portfolio Investor Class (a)	4,510,105	60,164,804
TOTAL BOND FUNDS
(Cost $80,429,860)		84,941,762

Short-Term Funds - 8.4%
VIP Government Money Market Portfolio Investor Class 1.77% (a)(b)
(Cost $18,136,219)	18,136,219	18,136,219
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $189,722,092)		216,793,517
NET OTHER ASSETS (LIABILITIES) - 0.0%		10
NET ASSETS - 100%		$216,793,527

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$13,830,873	$3,022,578	$3,008,346	$46,585	$44,643	$1,020,716	$14,910,464
Fidelity Long-Term Treasury Bond Index Fund	10,345,069	2,625,903	9,489,660	220,002	1,392,244	666,187	5,539,743
VIP Contrafund Portfolio Investor Class	11,741,959	2,458,117	4,140,322	1,451,330	115,411	641,225	10,816,390
VIP Emerging Markets Portfolio Investor Class	14,679,352	5,224,328	2,929,089	--	69,846	2,406,986	19,451,423
VIP Equity-Income Portfolio Investor Class	12,320,288	1,936,221	4,216,777	874,650	(218,702)	1,510,239	11,331,269
VIP Government Money Market Portfolio Investor Class 1.77%	16,050,848	4,773,144	2,687,773	276,542	--	--	18,136,219
VIP Growth & Income Portfolio Investor Class	14,044,444	3,068,780	4,936,188	1,559,646	308,204	443,900	12,929,140
VIP Growth Portfolio Investor Class	12,001,835	1,951,114	4,434,460	821,487	977,498	568,014	11,064,001
VIP High Income Portfolio Investor Class	3,971,755	543,730	626,560	34,792	(26,880)	464,706	4,326,751
VIP Investment Grade Bond Portfolio Investor Class	45,382,844	17,774,255	6,929,303	204,496	(5,920)	3,942,928	60,164,804
VIP Mid Cap Portfolio Investor Class	3,412,665	808,423	1,179,563	394,153	(70,521)	179,595	3,150,599
VIP Overseas Portfolio Investor Class	25,282,123	8,363,850	4,375,431	984,961	52,021	3,259,038	32,581,601
VIP Value Portfolio Investor Class	9,048,663	1,461,543	3,277,668	614,520	70,865	1,015,055	8,318,458
VIP Value Strategies Portfolio Investor Class	4,414,230	864,319	1,694,809	456,654	(126,112)	615,027	4,072,655
Total	$196,526,948	$54,876,305	$53,925,949	$7,939,818	$2,582,597	$16,733,616	$216,793,517

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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